LVIP Channing Small Cap Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.25%
Aerospace & Defense–2.38%
Hexcel Corp.	40,437	$2,214,330
		2,214,330
Banks–12.89%
Old National Bancorp	111,424	2,361,074
Pinnacle Financial Partners, Inc.	22,470	2,382,719
SouthState Corp.	25,572	2,373,593
Synovus Financial Corp.	54,532	2,548,826
Wintrust Financial Corp.	20,813	2,340,630
		12,006,842
Capital Markets–9.19%
Affiliated Managers Group, Inc.	15,122	2,540,950
Artisan Partners Asset Management, Inc. Class A	59,475	2,325,473
Perella Weinberg Partners	72,393	1,332,031
Stifel Financial Corp.	25,009	2,357,348
		8,555,802
Chemicals–2.31%
Avient Corp.	57,888	2,151,118
		2,151,118
Commercial Services & Supplies–5.35%
Brink's Co.	30,371	2,616,765
MSA Safety, Inc.	16,129	2,365,963
		4,982,728
Communications Equipment–1.33%
†Lumentum Holdings, Inc.	19,933	1,242,623
		1,242,623
Diversified Consumer Services–1.99%
OneSpaWorld Holdings Ltd.	110,489	1,855,110
		1,855,110
Electric Utilities–2.59%
Portland General Electric Co.	54,058	2,410,987
		2,410,987
Electronic Equipment, Instruments & Components–7.05%
Advanced Energy Industries, Inc.	24,521	2,337,096
Belden, Inc.	18,555	1,860,139
Littelfuse, Inc.	12,063	2,373,275
		6,570,510
Entertainment–2.44%
†Madison Square Garden Entertainment Corp.	69,353	2,270,617
		2,270,617
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–2.42%
Southwest Gas Holdings, Inc.	31,438	$2,257,248
		2,257,248
Health Care Equipment & Supplies–2.61%
†Integer Holdings Corp.	20,584	2,429,118
		2,429,118
Hotels, Restaurants & Leisure–2.52%
Boyd Gaming Corp.	35,632	2,345,655
		2,345,655
Household Durables–1.34%
Installed Building Products, Inc.	7,276	1,247,543
		1,247,543
Industrial REITs–2.68%
STAG Industrial, Inc.	69,013	2,492,750
		2,492,750
Leisure Products–1.94%
Brunswick Corp.	33,637	1,811,352
		1,811,352
Machinery–9.10%
†Gates Industrial Corp. PLC	139,306	2,564,624
Hillenbrand, Inc.	73,553	1,775,569
†SPX Technologies, Inc.	14,332	1,845,675
Timken Co.	31,861	2,289,850
		8,475,718
Media–2.82%
Nexstar Media Group, Inc.	14,650	2,625,573
		2,625,573
Metals & Mining–2.55%
†ATI, Inc.	45,677	2,376,574
		2,376,574
Office REITs–2.72%
COPT Defense Properties	92,856	2,532,183
		2,532,183
Oil, Gas & Consumable Fuels–3.66%
Northern Oil & Gas, Inc.	59,145	1,787,953
SM Energy Co.	54,263	1,625,177
		3,413,130
Paper & Forest Products–2.07%
Louisiana-Pacific Corp.	21,004	1,931,948
		1,931,948
Professional Services–2.06%
†Parsons Corp.	32,451	1,921,424
		1,921,424
LVIP Channing Small Cap Value Fund–1

LVIP Channing Small Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–2.00%
†Cushman & Wakefield PLC	181,893	$1,858,947
		1,858,947
Semiconductors & Semiconductor Equipment–2.51%
†FormFactor, Inc.	38,031	1,075,897
MKS Instruments, Inc.	15,692	1,257,714
		2,333,611
Specialty Retail–3.12%
†Asbury Automotive Group, Inc.	9,060	2,000,811
†Valvoline, Inc.	25,941	903,006
		2,903,817
Trading Companies & Distributors–4.61%
Herc Holdings, Inc.	18,123	2,433,375
McGrath RentCorp	16,723	1,862,942
		4,296,317
Total Common Stock (Cost $83,824,292)		91,513,575

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.50%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	1,396,356	$1,396,356
Total Money Market Fund (Cost $1,396,356)		1,396,356

TOTAL INVESTMENTS–99.75% (Cost $85,220,648)	92,909,931
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	234,604
NET ASSETS APPLICABLE TO 8,469,546 SHARES OUTSTANDING–100.00%	$93,144,535

†Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP Channing Small Cap Value Fund–2